Earnings per Share - Reconciliation of Weighted Average Number of Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Basic and diluted weighted average number of shares outstanding	95,774,897	83,988,597
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from diluted weighted average number of shares outstanding (in shares)	9,852,224	12,260,210
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from diluted weighted average number of shares outstanding (in shares)	7,353,546	9,899,393
Restricted share units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from diluted weighted average number of shares outstanding (in shares)	2,498,678	2,360,817